N-4	Dec. 30, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	Jefferson National Life of New York Annuity Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Monument Advisor NY
Prospectus:
Portfolio Company Objective [Text Block]	Type
Monument Advisor NY | InvescoInvescoVIGovernmentMoneyMarketFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Money Market Fund - Series I Shares
Portfolio Company Adviser [Text Block]	Investment Advisor: Invesco Advisers, Inc.
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	1.48%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	0.59%
Monument Advisor Select NY | InvescoInvescoVIGovernmentMoneyMarketFundSeriesISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Money Market Fund - Series I Shares
Portfolio Company Adviser [Text Block]	Investment Advisor: Invesco Advisers, Inc.
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	1.48%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	0.59%